POSTRETIREMENT BENEFITS - PENSIONS (Schedule of Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Change in Benefit Obligation:
Service cost	$ 78		$ 62		$ 68
Interest cost	83		96		98
Total [Member]
Change in Benefit Obligation:
Benefit obligation at beginning of period	2,430		2,132
Service cost	78		62
Interest cost	83		96
Plan participants’ contributions	2		2
Actuarial loss (gain)	(138)		287
Benefits paid	(128)	[1]	(116)	[1]
Settlements / curtailments	(26)		(9)
Currency (gain) loss	5		(23)
Other	(2)		(1)
Benefit Obligation at End of Period	2,304		2,430
Change in Plan Assets:
Fair value of plan assets at beginning of period	2,105		1,879
Actual return on plan assets	124		293
Employer contributions	61	[1]	73	[1]
Plan participants’ contributions	2		2
Settlements	(26)		(9)
Benefits paid	(128)	[1]	(116)	[1]
Currency (loss) gain	3		(21)
Other	2		4
Plan Assets at End of Period	2,143		2,105
Net Amount Recognized	161		325
Employer contributions and benefits paid from employer assets	7		5
U.S. [Member]
Change in Benefit Obligation:
Benefit obligation at beginning of period	2,179		1,883
Service cost	68		55		59
Interest cost	74		86		84
Plan participants’ contributions	0		0
Actuarial loss (gain)	(149)		267
Benefits paid	(123)	[1]	(113)	[1]
Settlements / curtailments	0		0
Currency (gain) loss	0		0
Other	0		1
Benefit Obligation at End of Period	2,049		2,179		1,883
Change in Plan Assets:
Fair value of plan assets at beginning of period	1,945		1,719
Actual return on plan assets	114		276
Employer contributions	41	[1]	63	[1]
Plan participants’ contributions	0		0
Settlements	0		0
Benefits paid	(123)	[1]	(113)	[1]
Currency (loss) gain	0		0
Other	0		0
Plan Assets at End of Period	1,977		1,945		1,719
Net Amount Recognized	72		234
Foreign Pension Plan, Defined Benefit [Member]
Change in Benefit Obligation:
Benefit obligation at beginning of period	251		249
Service cost	10		7		9
Interest cost	9		10		14
Plan participants’ contributions	2		2
Actuarial loss (gain)	11		20
Benefits paid	(5)	[1]	(3)	[1]
Settlements / curtailments	(26)		(9)
Currency (gain) loss	5		(23)
Other	(2)		(2)
Benefit Obligation at End of Period	255		251		249
Change in Plan Assets:
Fair value of plan assets at beginning of period	160		160
Actual return on plan assets	10		17
Employer contributions	20	[1]	10	[1]
Plan participants’ contributions	2		2
Settlements	(26)		(9)
Benefits paid	(5)	[1]	(3)	[1]
Currency (loss) gain	3		(21)
Other	2		4
Plan Assets at End of Period	166		160		160
Net Amount Recognized	$ 89		$ 91

[1]	Employer contributions and benefits paid include $7 million and $5 million paid from employer assets for unfunded plans in fiscal years 2013 and 2012, respectively.